Offerings	Jun. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	4,153,847
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 108,000,022.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,914.80
Offering Note	(a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,846,153
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 99,999,978.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on May 8, 2026. (b) This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).